Unaudited Condensed Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	¥ (251,742)	$ (37,583)	¥ (283,737)
Other comprehensive loss, net of tax
Foreign currency translation adjustments	1,233	184	(2,033)
Total Comprehensive loss	(250,509)	(37,399)	(285,770)
Less: Comprehensive income/(loss) attributable to noncontrolling interest	(22,610)	(3,376)	14,385
Comprehensive loss attributable to Ucommune International Ltd’s shareholders	¥ (227,899)	$ (34,023)	¥ (300,155)